Note 7 - Fixed Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7.	Fixed assets

December 31, 2017	Cost	Accumulated depreciation	Net

Buildings	$2,425	$906	$1,519
Vehicles	1,952	1,093	859
Furniture and equipment	52,912	35,825	17,087
Computer equipment and software	106,500	77,822	28,678
Leasehold improvements	69,848	34,092	35,756
	$233,637	$149,738	$83,899

December 31, 2016	Cost	Accumulated depreciation	Net

Buildings	$1,483	$805	$678
Vehicles	1,500	886	614
Furniture and equipment	42,753	29,659	13,094
Computer equipment and software	86,333	62,878	23,455
Leasehold improvements	57,696	30,263	27,433
	$189,765	$124,491	$65,274

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of
$5,812
(
2016
-
$4,739
) and net book value of
$1,913
(
2016
-
$1,827
).